UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB Richard Ellis Global Real Estate Securities, LLC
Address: 250 W. Pratt Street
         Suite 2000
         Baltimore, MD  21201

13F File Number:  28-12075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Anagnos, CFA
Title:     Managing Director
Phone:     (410) 244-3168

Signature, Place, and Date of Signing:

     /s/ Jeremy Anagnos, CFA     Baltimore, MD/USA     February 09, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $397,295 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109    18398   304900 SH       SOLE                   104601        0   200299
AMB PROPERTY CORP              COM              00163T109     5388   230054 SH       SOLE                    77781        0   152273
AMERICAN CAMPUS CMNTYS INC     COM              024835100     9199   449184 SH       SOLE                   151436        0   297748
AVALONBAY CMNTYS INC           COM              053484101    21973   362706 SH       SOLE                   137405        0   225301
BOSTON PROPERTIES INC          COM              101121101    22646   411740 SH       SOLE                   138790        0   272950
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108    15614   508598 SH       SOLE                   198308        0   310290
DIGITAL RLTY TR INC            COM              253868103    21952   668244 SH       SOLE                   268464        0   399780
DOUGLAS EMMETT INC             COM              25960p109     9592   734493 SH       SOLE                   262186        0   472307
EQUITY RESIDENTIAL             SH BEN INT       29476l107     2550    85519 SH       SOLE                    23184        0    62335
ESSEX PPTY TR INC              COM              297178105     9713   126552 SH       SOLE                    44798        0    81754
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206    20871   336195 SH       SOLE                   112053        0   224142
HCP INC                        COM              40414l109     3804   137011 SH       SOLE                    19479        0   117532
HEALTH CARE REIT INC           COM              42217k106    16392   388439 SH       SOLE                   156436        0   232003
HEALTHCARE RLTY TR             COM              421946104    13884   591329 SH       SOLE                   242151        0   349178
MACERICH CO                    COM              554382101    18230  1003870 SH       SOLE                   402000        0   601870
MEDICAL PPTYS TRUST INC        COM              58463j304    13282  2104836 SH       SOLE                  1118199        0   986637
PUBLIC STORAGE                 COM              74460d109    15076   189638 SH       SOLE                    58644        0   130994
REGENCY CTRS CORP              COM              758849103    19722   422316 SH       SOLE                   174394        0   247922
SIMON PPTY GROUP INC NEW       COM              828806109    48947   921276 SH       SOLE                   337467        0   583809
SL GREEN RLTY CORP             COM              78440x101     9649   372579 SH       SOLE                   142191        0   230388
TANGER FACTORY OUTLET CTRS I   COM              875465106    18949   503695 SH       SOLE                   198573        0   305122
TAUBMAN CTRS INC               COM              876664103     3970   155941 SH       SOLE                    41489        0   114452
VENTAS INC                     COM              92276F100    19909   593063 SH       SOLE                   232325        0   360738
VORNADO RLTY TR                SH BEN INT       929042109    37585   622791 SH       SOLE                   229661        0   393130